Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series G Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G Preferred Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series B Preferred Stock [Member]	Series G Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2020	$ 16,640					$ 95,973		$ 949,090					$ (9,834)	$ 338,800					$ (36,994)	$ 1,353,675					$ 28,143		$ 1,381,818
Beginning balance at Dec. 31, 2020													978,936
Net income														(151,401)						(151,401)					820		(150,581)
Partial redemption of Class B preferred shares of subsidiary	(2,156)							(18,562)						(2,171)						(22,889)					22,889		0
Purchase of Treasury Stock													$ (168)							(168)							(168)
Purchase of Treasury Stock, shares													19,836
Sale of Common Shares		$ 92	$ 144	$ 741		30,248		20,290	$ 2,148	$ 3,357	$ 17,259		$ 3,211	(273)						53,476	$ 2,240	$ 3,501	$ 18,000				53,476	$ 2,240	$ 3,501	$ 18,000
Sale of Common Shares, shares													(320,599)
Cash dividends paid														(1,978)						(1,978)							(1,978)
Dividends paid on preferred shares															$ (7,594)	$ (10,814)	$ (15,010)	$ (54)			(7,594)	(10,814)	(15,010)	$ (54)		$ (864)		(7,594)	(10,814)	(15,010)	$ (864)	$ (54)
Other comprehensive income																			19,819	19,819							19,819
Ending balance, value at Dec. 31, 2021	15,461					126,221		973,582					$ (6,791)	149,505					(17,175)	1,240,803					50,988		1,291,791
Ending balance at Dec. 31, 2021													678,173
Net income														204,234						204,234					4,232		208,466
Partial redemption of Class B preferred shares of subsidiary					$ (459)		$ 1,531					$ (1,072)												0	(2,500)		(2,500)					0
Sale of Common Shares		$ 0	$ 2	$ 6					$ 1	$ 50	$ 133										1	52	139					1	52	139
Cash dividends paid														(7,289)						(7,289)							(7,289)
Dividends paid on preferred shares															(7,694)	(10,975)	(16,024)	$ (31)			(7,694)	(10,975)	(16,024)	$ (31)		(1,698)		(7,694)	(10,975)	(16,024)	(1,698)	$ (31)
Other comprehensive income																			24,840	24,840							24,840
Issuance of Common Shares	0					23,167		20,674					$ 0							43,841							43,841
Ending balance, value at Dec. 31, 2022	15,010					150,919		993,368					$ (6,791)	311,726					7,665	1,471,897					51,022		1,522,919
Ending balance at Dec. 31, 2022													678,173
Net income														300,182						300,182					4,902		305,084
Partial redemption of Class B preferred shares of subsidiary																									(20,388)		(20,388)
Redemption of Series D preferred shares	(3,517)					0		(81,154)					$ 0	(3,256)						(87,927)							(87,927)
Cash dividends paid														(29,508)						(29,508)							(29,508)
Dividends paid on preferred shares															$ (3,907)	$ (10,976)	$ (16,024)				$ (3,907)	$ (10,976)	$ (16,024)			$ (1,446)		$ (3,907)	$ (10,976)	$ (16,024)	$ (1,446)
Other comprehensive income																			(5,180)	(5,180)							(5,180)
Ending balance, value at Dec. 31, 2023	$ 11,493					$ 150,919		$ 912,214					$ (6,791)	$ 548,237					$ 2,485	$ 1,618,557					$ 34,090		$ 1,652,647
Ending balance at Dec. 31, 2023													678,173